GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Electrification: 35.1%
9,394	APTIV PLC	$734,705
14,479	Gentherm Inc.*	720,041
37,880	Infineon Technologies AG	826,326
14,157	Itron Inc.*	596,151
33,018	Johnson Matthey PLC	666,849
2,151	LG Chem Ltd.	794,901
16,584	ON Semiconductor Corp.*	1,033,681
2,298	Samsung SDI Co., Ltd.	861,026
7,972	Schneider Electric SE	901,065
25,305	Sensata Technologies Holding*	943,370
20,499	Sunnova Energy International Inc.*	452,618
80,000	Tianneng Power International	69,832
		8,600,565

	Energy Efficiency: 13.1%
16,322	Ameresco PLC*	1,085,086
5,330	Hubbell Inc.	1,188,590
103,462	Nibe Industrier AB - B Shares	924,493
		3,198,169

	Renewable Energy Generation: 19.0%
593,000	China Longyuan Power Group Corp. - H Shares	739,433
1,348,000	China Suntien Green Energy Corp. Ltd. - H Shares	492,470
124,749	Iberdrola SA	1,161,563
15,548	Nextera Energy Inc.	1,219,119
12,003	Ormat Technologies Inc.	1,034,659
		4,647,244
	Renewal Equipment Manufacturing: 31.5%
26,552	Canadian Solar Inc.*	989,062
7,616	Eaton Corp PLC	1,015,670
3,350	Enphase Energy Inc.*	929,524
9,209	First Solar Inc.*	1,218,074
36,230	Siemens Gamesa Renewable Energy SA	629,693
2,000	Solaredge Technologies Inc.*	462,920
16,282	TPI Composites Inc.*	183,661
6,735	Trane Technologies PLC	975,295
37,938	Vestas Wind Systems A/S	700,567
584,200	Xinyi Solar Holdings Ltd.	618,026
		7,722,492

Total Common Stocks	$24,168,470
(cost $27,182,431)

Total Investments in Securities	24,168,470
(cost $27,182,431): 98.7%

Other Assets less Liabilities: 1.3%	327,256

Net Assets: 100.0%	$24,495,726

*	Non-income producing security.

PLC - Public Limited Company